Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue Recognition
Revenue Recognition

9.Revenue Recognition

Deferred Revenue

The Company included deferred revenue within accounts payable and accrued expenses and liabilities to users in the condensed consolidated balance sheets. The deferred revenue balances were as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Deferred revenue, beginning of the period	$24,094	$14,074	$20,760	$13,581
Deferred revenue, end of the period	24,759	13,280	24,759	13,280
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	1,909	2,386	8,635	6,661

Deferred revenue primarily represents contract liabilities related to the Company’s obligation to transfer future value in relation to in period transactions in which the Company has received consideration. Such obligations are recognized as liabilities when awarded to users and are recognized as revenue when those liabilities are later resolved. The Company included deferred revenue within accounts payable and accrued expenses and liabilities to users on the condensed consolidated balance sheets.

Revenue Disaggregation

Disaggregation of revenue for the three and six months ended June 30, 2020 and 2019 are as follows:

	Three months ended June 30,		Six Months ended June 30,
	2020	2019	2020	2019
Online gaming	$55,409	$56,112	$139,114	$121,402
Gaming software	14,954	—	14,954	—
Other	568	1,278	5,405	4,080
Total Revenue	$70,931	$57,390	$159,473	$125,482

Online gaming includes DFS, iGaming and Sportsbook which have similar attributes and pattern of recognition. Gaming software and Other also have similar attributes and pattern of recognition.

The following table presents the Company’s revenue by geographic region for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
United States	$56,577	$55,120	$147,387	$122,290
International	14,354	2,270	12,086	3,192
Total Revenue	$70,931	$57,390	$159,473	$125,482

15.  Revenue Recognition

On January 1, 2019, the Company adopted ASC 606 using the modified retrospective method and, due to the immaterial difference, there was no adjustment to the opening balance of accumulated deficit at January 1, 2019. The adoption of the New Revenue Standard did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows. The Company expects the impact of the adoption of the New Revenue Standard will be immaterial to net loss on an ongoing basis.

Deferred Revenue

Deferred revenue primarily represents contract liabilities for the Company’s obligation to transfer additional goods or services to users for which the Company has received consideration, such as wagers or entry fees on unscored events and unredeemed player rewards awarded for participation in DFS, Sportsbook and iGaming events. These create a liability when issued to users and are recognized as revenue when redeemed or settled. The Company included deferred revenue within accrued expenses and liabilities to users on the consolidated balance sheets. Deferred revenue was $20,760 and $13,581 as of December 31, 2019 and 2018, respectively, relating primarily to unredeemed player awards. The December 31, 2018 deferred revenue balance was recognized as revenue during 2019.

Revenue Disaggregation

The Company disaggregates revenue from contracts with customers in the following table which is intended to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Disaggregation of revenue for years ended December 31, 2019, 2018 and 2017 are as follows:

	Years Ended December 31,
	2019	2018(a)	2017(a)
Online Gaming(b)	$308,177	$219,131	$189,779
Other	15,233	7,146	2,065
Total revenue	$323,410	$226,277	$191,844

(a)   As disclosed in Note 2, prior period amounts have not been adjusted under the modified retrospective method of adoption of Topic 606.

(b)   Online Gaming includes DFS, iGaming and Sportsbook. These revenue streams have similar attributes and the same pattern of recognition.